Finance Leases - Schedule of Components of Lease Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Lease costs
Statement of Income Location	Cost of goods sold
Finance lease expense	$ 308,661	$ 310,270